Fair value of assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of fair value measurement of equity [line items]
Total assets	$ 3,114,802,000	$ 3,039,439,000	$ 2,548,949,000
Total liabilities	1,453,222,000	1,537,759,000	1,185,795,000
Total shareholders’ equity	1,661,580,000	1,502,000,000	$ 1,363,154,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	3,039,439,000
Assets at end of period	3,114,802,000	3,039,439,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(1,537,759,000)
Transfers into level 3	49,950,000	210,501,000
Liabilities at end of period	(1,453,222,000)	(1,537,759,000)
Recognized gains or losses	0
Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	2,562,677,000	2,367,049,000
Total liabilities	649,164,000	637,119,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	2,367,049,000	1,664,688,000
Transfers into level 3	49,950,000	210,501,000
Additions	295,866,000	475,550,000
Realizations	(519,706,000)	(419,929,000)
Income for the period	352,250,000	425,501,000
Foreign exchange gains/(losses)	17,268,000	38,000
Transfer to capital provision asset subparticipation		10,700,000
Assets at end of period	2,562,677,000	2,367,049,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(637,119,000)	(377,170,000)
Transfers into level 3	32,000	12,000
Additions	(20,096,000)	(167,685,000)
Realizations	19,862,000	15,758,000
Realizations	(19,862,000)	(15,758,000)
Income for the period	(11,843,000)	(65,818,000)
Transfer to capital provision asset subparticipation		(10,700,000)
Liabilities at end of period	(649,164,000)	(637,119,000)
Capital provision asset subparticipations | Level 3
Disclosure of fair value measurement of equity [line items]
Total liabilities	14,107,000	13,944,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(13,944,000)	(3,244,000)
Additions	(224,000)
Income for the period	61,000
Transfer to capital provision asset subparticipation		(10,700,000)
Liabilities at end of period	(14,107,000)	(13,944,000)
Derivative financial liabilities | Level 3
Disclosure of fair value measurement of equity [line items]
Total liabilities
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period		(7,000,000)
Income for the period		7,000,000
Third-party interests in consolidated entities | Level 3
Disclosure of fair value measurement of equity [line items]
Total liabilities	635,057,000	623,175,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(623,175,000)	(366,926,000)
Transfers into level 3	32,000	12,000
Additions	(19,872,000)	(167,685,000)
Realizations	19,862,000	15,758,000
Realizations	(19,862,000)	(15,758,000)
Income for the period	(11,904,000)	(72,818,000)
Liabilities at end of period	(635,057,000)	(623,175,000)
Capital provision assets, Single case | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	642,756,000	458,340,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	458,340,000	217,703,000
Transfers between Levels	20,300,000
Additions	152,917,000	179,727,000
Realizations	(168,639,000)	(37,078,000)
Income for the period	176,476,000	97,787,000
Foreign exchange gains/(losses)	3,362,000	201,000
Assets at end of period	642,756,000	458,340,000
Capital provision assets, Portfolio | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	1,832,543,000	1,628,606,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	1,628,606,000	1,288,979,000
Transfers between Levels	65,828,000
Additions	142,949,000	116,232,000
Realizations	(178,018,000)	(52,377,000)
Income for the period	159,452,000	266,765,000
Foreign exchange gains/(losses)	13,726,000	(1,693,000)
Transfer to capital provision asset subparticipation		10,700,000
Assets at end of period	1,832,543,000	1,628,606,000
Capital provision assets, Legal risk management | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	2,212,000	1,619,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	1,619,000	3,086,000
Realizations		(1,762,000)
Income for the period	413,000	190,000
Foreign exchange gains/(losses)	180,000	105,000
Assets at end of period	2,212,000	1,619,000
Capital provision assets, Asset recovery | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets		86,128,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	86,128,000	42,217,000
Transfers between Levels	(86,128,000)
Additions		30,439,000
Realizations		(1,438,000)
Income for the period		13,485,000
Foreign exchange gains/(losses)		1,425,000
Assets at end of period		86,128,000
Capital provision assets, Indirect - equity securities | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	85,166,000	192,356,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	192,356,000	108,549,000
Transfers into level 3	49,950,000	210,501,000
Additions		149,152,000
Realizations	(173,049,000)	(327,274,000)
Income for the period	15,909,000	51,428,000
Assets at end of period	85,166,000	192,356,000
Derivative financial assets | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period		4,154,000
Income for the period		(4,154,000)
Fair value
Disclosure of fair value measurement of equity [line items]
Total assets	2,579,271,000	2,502,191,000
Total liabilities	1,295,247,000	1,358,059,000
Total shareholders’ equity	1,284,024,000	1,144,132,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	2,502,191,000
Assets at end of period	2,579,271,000	2,502,191,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(1,358,059,000)
Liabilities at end of period	(1,295,247,000)	(1,358,059,000)
Fair value | Level 1
Disclosure of fair value measurement of equity [line items]
Total assets	11,457,000	135,142,000
Total liabilities	646,083,000	720,940,000
Total shareholders’ equity	(634,626,000)	(585,798,000)
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	135,142,000
Assets at end of period	11,457,000	135,142,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(720,940,000)
Liabilities at end of period	(646,083,000)	(720,940,000)
Fair value | Level 2
Disclosure of fair value measurement of equity [line items]
Total assets	5,137,000
Total shareholders’ equity	5,137,000
Reconciliation of changes in fair value measurement of assets
Assets at end of period	5,137,000
Fair value | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	2,562,677,000	2,367,049,000
Total liabilities	649,164,000	637,119,000
Total shareholders’ equity	1,913,513,000	1,729,930,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	2,367,049,000
Assets at end of period	2,562,677,000	2,367,049,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(637,119,000)
Liabilities at end of period	(649,164,000)	(637,119,000)
Fair value | Capital provision asset subparticipations
Disclosure of fair value measurement of equity [line items]
Total liabilities	14,107,000	13,944,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(13,944,000)
Liabilities at end of period	(14,107,000)	(13,944,000)
Fair value | Capital provision asset subparticipations | Level 3
Disclosure of fair value measurement of equity [line items]
Total liabilities	14,107,000	13,944,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(13,944,000)
Liabilities at end of period	(14,107,000)	(13,944,000)
Fair value | Loan capital
Disclosure of fair value measurement of equity [line items]
Total liabilities	646,083,000	629,447,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(629,447,000)
Liabilities at end of period	(646,083,000)	(629,447,000)
Fair value | Loan capital | Level 1
Disclosure of fair value measurement of equity [line items]
Total liabilities	646,083,000	629,447,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(629,447,000)
Liabilities at end of period	(646,083,000)	(629,447,000)
Fair value | Third-party interests in consolidated entities
Disclosure of fair value measurement of equity [line items]
Total liabilities	635,057,000	623,175,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(623,175,000)
Liabilities at end of period	(635,057,000)	(623,175,000)
Fair value | Third-party interests in consolidated entities | Level 3
Disclosure of fair value measurement of equity [line items]
Total liabilities	635,057,000	623,175,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(623,175,000)
Liabilities at end of period	(635,057,000)	(623,175,000)
Fair value | Financial liabilities at fair value through profit and loss
Disclosure of fair value measurement of equity [line items]
Total liabilities		91,493,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(91,493,000)
Liabilities at end of period		(91,493,000)
Fair value | Financial liabilities at fair value through profit and loss | Level 1
Disclosure of fair value measurement of equity [line items]
Total liabilities		91,493,000
Reconciliation of changes in fair value measurement of liabilities
Liabilities at beginning of period	(91,493,000)
Liabilities at end of period		(91,493,000)
Fair value | Capital provision assets, Single case
Disclosure of fair value measurement of equity [line items]
Total assets	642,756,000	458,340,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	458,340,000
Assets at end of period	642,756,000	458,340,000
Fair value | Capital provision assets, Single case | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	642,756,000	458,340,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	458,340,000
Assets at end of period	642,756,000	458,340,000
Fair value | Capital provision assets, Portfolio
Disclosure of fair value measurement of equity [line items]
Total assets	1,832,543,000	1,628,606,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	1,628,606,000
Assets at end of period	1,832,543,000	1,628,606,000
Fair value | Capital provision assets, Portfolio | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	1,832,543,000	1,628,606,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	1,628,606,000
Assets at end of period	1,832,543,000	1,628,606,000
Fair value | Capital provision assets, Legal risk management
Disclosure of fair value measurement of equity [line items]
Total assets	2,212,000	1,619,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	1,619,000
Assets at end of period	2,212,000	1,619,000
Fair value | Capital provision assets, Legal risk management | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	2,212,000	1,619,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	1,619,000
Assets at end of period	2,212,000	1,619,000
Fair value | Capital provision assets, Asset recovery
Disclosure of fair value measurement of equity [line items]
Total assets		86,128,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	86,128,000
Assets at end of period		86,128,000
Fair value | Capital provision assets, Asset recovery | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets		86,128,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	86,128,000
Assets at end of period		86,128,000
Fair value | Capital provision assets, Indirect - equity securities
Disclosure of fair value measurement of equity [line items]
Total assets	85,166,000	258,136,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	258,136,000
Assets at end of period	85,166,000	258,136,000
Fair value | Capital provision assets, Indirect - equity securities | Level 1
Disclosure of fair value measurement of equity [line items]
Total assets		65,780,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	65,780,000
Assets at end of period		65,780,000
Fair value | Capital provision assets, Indirect - equity securities | Level 3
Disclosure of fair value measurement of equity [line items]
Total assets	85,166,000	192,356,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	192,356,000
Assets at end of period	85,166,000	192,356,000
Fair value | Equity securities
Disclosure of fair value measurement of equity [line items]
Total assets		31,396,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	31,396,000
Assets at end of period		31,396,000
Fair value | Equity securities | Level 1
Disclosure of fair value measurement of equity [line items]
Total assets		31,396,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	31,396,000
Assets at end of period		31,396,000
Fair value | Cash management investments
Disclosure of fair value measurement of equity [line items]
Total assets	16,594,000	37,966,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	37,966,000
Assets at end of period	16,594,000	37,966,000
Fair value | Cash management investments | Level 1
Disclosure of fair value measurement of equity [line items]
Total assets	11,457,000	37,966,000
Reconciliation of changes in fair value measurement of assets
Assets at beginning of period	37,966,000
Assets at end of period	11,457,000	$ 37,966,000
Fair value | Cash management investments | Level 2
Disclosure of fair value measurement of equity [line items]
Total assets	5,137,000
Reconciliation of changes in fair value measurement of assets
Assets at end of period	$ 5,137,000